--------------------------------------------------------------------------------
                                VALOR INVESTMENT
                                   FUND, INC.
                          Financial Statements for the
                          Year Ended July 31, 2000, and
                          Independent Auditors' Report

                           VALOR INVESTMENT FUND, INC.
              2290 FIRST NATIONAL BUILDING, DETROIT, MICHIGAN 48226

                 ANNUAL REPORT FOR THE YEAR ENDED JULY 31, 2000







To our Shareholders:

The financial statements of Valor Investment Fund, Inc. (the "Company") for the fiscal year ended July 31, 2000, are included in this Annual Report. Net assets at July 31, 2000 were $13,680,092 equal to $15.48 per share of common stock on the 883,525 shares outstanding. Net asset value at July 31, 1999 was $15.70 per share, based upon the same number of outstanding shares. The decrease in net asset value at July 31, 2000 from the net asset value at July 31, 1999 is primarily due to a decrease in unrealized appreciation of investments in securities.

Your Company's net investment income for the year August 1, 1999 to July 31, 2000 was $722,789. Your Company has paid dividends of $.82 per share of common stock from net investment income during fiscal 2000. The $.82 is further broken down into $.42 and $.40 per share of common stock which were paid on November 2, 1999 and May 2, 2000, respectively. The Board of Directors intends to distribute substantially all of the Company's net investment income earned during fiscal 2000.

Your Company's policy continues to be one of investment in tax-free municipal bonds and project notes.

We wish to express our appreciation for your continued participation in the Company.

Respectfully submitted,




William B. Klinsky,
President

INDEPENDENT AUDITORS' REPORT


To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Valor Investment Fund, Inc. (the "Company") including the schedule of investments in securities as of July 31, 2000, and the related statements of operations and shareholders' investment for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company, as of July 31, 2000, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




September 22, 2000

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000

------------------------------------------------------------------------------------------------------------------------

ASSETS:
  Investments in securities - at market value (cost of $13,171,647)                 $13,490,773
  Interest receivable                                                                   194,182
  Prepaid expenses                                                                        7,137
                                                                                    -----------

           Total assets                                                              13,692,092
                                                                                    -----------

LIABILITIES - Accrued expenses                                                           12,000
                                                                                    -----------
           Total liabilities                                                             12,000
                                                                                    -----------
NET ASSETS (equivalent to $15.48 per share based on 883,525 shares of
  common stock outstanding at July 31, 2000)                                        $13,680,092
                                                                                    ===========




See notes to financial statements.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2000


--------------------------------------------------------------------------------------------------------------------------

                                                                             PRINCIPAL         AMORTIZED
                                                                              AMOUNT             COST          MARKET

MONEY MARKET FUNDS -
  Dreyfus Tax Exempt Money Market Fund                                        $ 99,232        $ 99,232        $ 99,232

SHORT-TERM MUNICIPAL BONDS:
  Lenawee County, MI Gen. Obl., 6.150%, May 1, 2001                            125,000         125,000         126,098
  Tarrant Co. Water Control, Tx, 5.75%, March 1, 2001                          150,000         150,000         151,268
                                                                              --------        --------        --------
                                                                               275,000         275,000         277,366

LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp, 6.375%, December 1, 2012                          275,000         273,107         289,729
  Ann Arbor General Obl., 6.000%, September 1, 2009                            100,000          99,837         103,147
  Avondale School District, 5.800%, May 1, 2015                                140,000         140,000         148,725
  Bay County General Obl, 6.500%, May 1, 2004                                  500,000         500,000         512,170
  Berkley City Sch Dist MI FGIC, 5.625%, Jan 1, 2015                           270,000         264,288         282,814
  Brandon School District, 5.600%, May 1, 2010                                 100,000          99,090         105,401
  Brevard County Solid Waste Disposal, 5.700%, April 1, 2009                   100,000         100,000         102,498
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014                              150,000         150,000         157,584
  Carrollton Public School District, 6.400%, May 1, 2004                        65,000          64,884          67,234
  Carrollton Public School District, 6.400%, May 1, 2005                        75,000          74,833          77,578
  Carrollton Public School District, 6.400%, May 1, 2006                        75,000          74,800          77,578
  Carrollton Public School District, 6.400%, May 1, 2007                        75,000          74,769          77,588
  Cass Cnty MI Sew Disp Sys - ONTWA Twp.,5.5%, May 1, 2018                     100,000          98,411          99,542
  Cedar Springs Public School District, 5.875%, May 1, 2014                    250,000         247,833         264,005
  Central Michigan University Rev., 7.000%, October 1, 2010                    210,000         210,798         215,065
  Central Michigan University Rev., 5.500%, October 1, 2010                    200,000         200,000         203,780
  Central Michigan University Rev., 6.000%, October 1, 2013                    100,000         100,777         103,787
  Cheboygan General Obligation, 5.400%, November 1, 2015                       100,000          99,064          99,785
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013                        100,000         100,000         104,643
  Chicago, Illinois General Obl., 6.250%, January 1, 2012                      200,000         205,666         208,442
  Chicago O'Hare Arpt. Intl Rev., 6.75%, January 1, 2018                       230,000         249,226         239,494
  Clawson City School Dist., 4.900%, May 1, 2013                               200,000         199,118         190,392
  Clintondale Comm. Schools, 6.500%, May 1, 2010                               100,000          99,687         106,010
  Cook County General Obl., 5.400%, November 15,  2008                         200,000         200,000         208,512
  Coopersville Area Mich Pub Schools, 5.00%, May 1, 2024                       100,000          98,287          90,461
  Desoto Independent School Dist, 4.90%, August 15, 2014                        75,000          75,000          70,259
  Essexville Hampton Public Schools, 5.500%, May 1, 2017                       150,000         146,961         156,773
  Eugene Trojan Nuclear Proj Rev OR, 5.900%, Spet. 1, 2009                     140,000         140,464         140,910
  Ferndale School District, 5.375%, May 1, 2116                                100,000          98,337          98,582
  Flat Rock Comm. School District, 5.25%, May 1, 2010                          125,000         123,778         126,598
  Florida State Board of Education, 6.000%, May 1, 2005                        500,000         500,000         503,015
  Florida State Board of Education, 5.200%, June 1, 2016                        25,000          23,303          24,372
  Grand Haven Area Pub. Schools, 6.050%, May 1, 2014                           165,000         163,729         174,137
                                                                             ---------       ---------       ---------

           Total forward                                                     5,295,000       5,296,047       5,430,610

                                                                                                            (Continued)


VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2000

---------------------------------------------------------------------------------------------------------------------------

                                                                             PRINCIPAL        AMORTIZED
                                                                               AMOUNT           COST            MARKET

           Total forward                                                   $ 5,295,000      $ 5,296,047      $ 5,430,610

  Grand Ledge Public Schools, 6.400%, May 1, 2008                               50,000           52,951           53,943
  Greenville Public Schools, 5.000%, May 1, 2014                               300,000          299,160          288,435
  Grosse Isle General Obligation, 5.200%, March 1, 2008                         25,000           24,743           25,347
  Hudsonville Public Schools, 6.000%, May 1, 2009                              100,000           99,186          106,661
  Huron Valley School District MI FGIC, 5.875%, May 1, 2016                    100,000          100,000          106,450
  Illinois State Sales Tax Revenue, 5.400%, June 15, 2013                      150,000          146,822          150,930
  Kalamazoo Water Revenue MI FSA, 5.625%,  Sept 1, 2011                        100,000           98,755          103,204
  Kentwood Public Schools, 6.400%, May 1, 2015                                 500,000          500,000          525,430
  King County General Obligation, 6.200%, June 1, 2002                         500,000          500,000          500,685
  L'Anse Creuse Public Schools, 5.500%, May 1, 2014                            180,000          179,564          180,803
  Lincoln Consolidated School District, 5.800%, May 1, 2114                    115,000          115,000          121,161
  Lyon Twp., 5.40%, May 1, 2019                                                100,000           99,421           97,574
  Macomb Water Sup. & Sew. Disp., 6.000%, January 1, 2012                      200,000          200,000          203,372
  Marysville Public School District, 5.750%, May 1, 2014                       150,000          148,463          157,238
  Michigan Higher Ed Stu Ln Rv, 6.000%, Sept 1, 2008                           170,000          170,684          175,188
  Michigan Municipal Bond Auth. Rev., 5.400%, Oct 1, 2014                      100,000           97,019          100,037
  Michigan Public Power Agency Revenue, 5.500%,
    January 1, 2113                                                            100,000           99,613          100,617
  Michigan State Bldg. Auth. Rev., 6.250%, October 1, 2020                     250,000          246,398          255,503
  Michigan State Bldg. Auth. Rev., 5.30%, October 1, 2016                      100,000           99,005           97,659
  Michigan State Hospital Finance Authority, 5.375%,
   October 15, 2013                                                             95,000           95,701           89,052
  Michigan State Hospital Finance Authority, 5.25%,
   November 1, 2015                                                            180,000          185,718          177,755
  Michigan State Housing Development Authority Revenue,
    5.600%, December 1, 2009                                                   155,000          155,000          154,053
  Millington Community School Dist., 5.700%, May 1, 2005                       100,000           96,223          101,221
  Monroe County General Obl., 5.250 %, November 1, 2002                         65,000           63,797           65,754
  Mount Pleasant Water Revenue, 6.000%, February 1, 2015                       340,000          335,467          361,253
  Novi Community School District, 6.1250%, May 1, 2013                         250,000          250,354          264,535
  Oakland County General Obl., 6.200%, May 1, 2003                             500,000          495,635          507,050
  Oakland County General Obl., 6.000%, November 1, 2011                        115,000          114,279          119,033
  Oakland County General Obl., 6.000%, November 1, 2013                        145,000          142,938          151,094
  Orange County Sales Tax Rev., 5.250%, January 1, 2016                        150,000          148,404          147,044
  Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003                      250,000          250,654          261,235
  Petoskey Public School Dist, 4.750%, May 1, 2016                             125,000          124,776          112,273
  Rochester Comm. Sch. Dist., 5.625%, May 1, 2009                               35,000           34,747           36,887
  St. Lucie County School Board, 5.375%, July 1, 2013                          150,000          150,000          150,926
  San Antonio General Obligation, 5.750%, August 1, 2013                       110,000          110,209          111,144
  Santa Monica, Cal Univ Sch Dist, 5.400%, August 1, 2009                       50,000           50,000           52,572
  University of Michigan, Revenue, 5.800%, April 1, 2010                       230,000          230,000          237,652
                                                                            ----------       ----------       ----------

           Total forward                                                    11,630,000       11,606,733       11,881,380

                                                                                                            (Continued)


VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2000

------------------------------------------------------------------------------------------------------------------------------

                                                                             PRINCIPAL          AMORTIZED
                                                                               AMOUNT             COST              MARKET

           Total forward                                                     $ 11,630,000      $ 11,606,733       $ 11,881,380

  Utica Community Schools, MI, 4.250%, May 1, 2002                                100,000           100,478             99,528
  Warren Consolidated Sch Dist MI MBIA, 5.50%, May 1, 2014                        200,000           195,044            200,892
  Washoe County General Obl., 6.200%, April 1, 2010                               185,000           182,966            193,323
  Wayne County Mich Community College, 5.35%, July 1, 2015                        150,000           148,515            149,075
  Western MI Univ Revs Gen Ser A, 5%, July 15, 2021                               100,000            88,679             91,270
  Yale Public Schools District, MI, 5.000%, May 1, 2005                           125,000           125,000            125,883
  Zeeland Public Schools, MI, 6.000%, May 1, 2010                                 100,000           100,000            106,521
  Zeeland Public Schools, MI, 6.000%, May 1, 2014                                 250,000           250,000            266,303
                                                                             ------------      ------------       ------------

           Total long-term municipal bonds                                     12,840,000        12,797,415         13,114,175
                                                                             ------------      ------------       ------------

   TOTAL INVESTMENTS                                                         $ 13,214,232      $ 13,171,647       $ 13,490,773
                                                                             ============      ============       ============


See notes to financial statements.                                                                               (Concluded)


VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2000

------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest income                                                                                             $ 776,789
  Gain on disposition                                                                                             7,393
                                                                                                              ---------

          Total investment income                                                                               784,182

EXPENSES:
  Professional fees                                                                                              42,929
  Custodian fees                                                                                                 12,556
  Other                                                                                                           5,908
                                                                                                              ---------

           Total expenses                                                                                        61,393
                                                                                                              ---------

NET INVESTMENT INCOME (equivalent to $.82 per share based on
    883,525 shares of common stock outstanding at July 31, 2000)                                                722,789

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                                                           508,482
  End of period                                                                                                 319,126
                                                                                                              ---------

DECREASE IN NET UNREALIZED APPRECIATION OF INVESTMENTS                                                         (189,356)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                          $ 533,433
                                                                                                              =========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT
YEAR ENDED JULY 31, 2000
--------------------------------------------------------------------------------

                                                           COMMON STOCK
                                              ----------------------------------
                                                    SHARES                          PAID-IN          RETAINED
                                                    (NOTE 4)       PAR VALUE        SURPLUS          EARNINGS


BALANCE AT AUGUST 1, 1999                           883,525       $ 883,525       $ 180,944       $ 11,967,524

  Net increase in net assets resulting
    from operations

  Dividends to shareholders
    ($.82 per share)
                                                   --------       ---------       ---------       ------------

BALANCE AT JULY 31, 2000                            883,525       $ 883,525       $ 180,944       $ 11,967,524
                                                   ========       =========       =========       ============



                                                                                     NET
                                                           UNDISTRIBUTED          UNREALIZED
                                                                NET              APPRECIATION
                                                             INVESTMENT               OF
                                                               INCOME            INVESTMENTS             TOTAL

BALANCE AT AUGUST 1, 1999                                  $ 331,123            $ 508,482          $ 13,871,598

  Net increase in net assets resulting
    from operations                                          722,789            $(189,356)              533,433

  Dividends to shareholders
    ($.82 per share)                                        (724,939)                                  (724,939)
                                                           ---------            ---------          ------------

BALANCE AT JULY 31, 2000                                   $ 328,973            $ 319,126          $ 13,680,092
                                                           =========            =========          ============




See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 2000 AND 1999


------------------------------------------------------------------------------------------------------------------------


                                                                                        2000              1999


OPERATIONS:
  Net investment income                                                            $   722,789        $   726,009
  Decrease in unrealized appreciation                                                 (189,356)          (222,108)
                                                                                   -----------        -----------

           Net increase in net assets resulting from operations                        533,433            503,901

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT
   INCOME                                                                              724,939            742,616
                                                                                   -----------        -----------

DECREASE IN NET ASSETS                                                                (191,506)          (238,715)

NET ASSETS:
  Beginning of period                                                               13,871,598         14,110,313
                                                                                   -----------        -----------

  End of period                                                                    $13,680,092        $13,871,598
                                                                                   ===========        ===========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED JULY 31, 2000
--------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      INVESTMENT SECURITIES - Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the year ended July 31, 2000.

      MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION - The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the year ended July 31, 2000:


        Balance, August 1, 1999                                   $13,166,448

         Plus:
          Purchases                                                 1,663,313
          Premium amortization net of discount accretion                4,160
         Less:
          Matured securities                                         (125,000)
          Redeemed securities                                      (1,537,274)
                                                                   ----------

Balance, July 31, 2000                                            $13,171,647
                                                                  ===========



      Approximately $434,230 in purchases and $447,607 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the year ended July 31, 2000, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at July 31, 2000.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is original issue discount.

      The aggregate cost of securities for federal income tax purposes was $12,936,659 at July 31, 2000. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:


        Aggregate gross unrealized depreciation                   $ (73,876)
        Aggregate gross unrealized appreciation                      629,990
                                                                  ----------

        Net unrealized appreciation                               $  556,114
                                                                  ==========


6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the year:


                                                                  YEAR ENDED JULY 31
                                         ------------------------------------------------------------------
                                              2000          1999         1998         1997         1996


Investment income                         $   0.89     $   0.87     $   0.91     $   0.93     $   0.96
Expenses                                     (0.07)       (0.05)       (0.06)       (0.06)       (0.03)
                                          --------     --------     --------     --------     --------
Net investment income                         0.82         0.82         0.85         0.87         0.93

Dividends from net investment                (0.82)       (0.84)       (0.85)       (0.91)       (0.91)
  income
(Decrease) increase in unrealized
  appreciation                               (0.22)       (0.25)        0.05         0.39         0.00
                                          --------     --------     --------     --------     --------
(Decrease) increase in net asset
  value                                      (0.22)       (0.27)        0.05         0.35         0.02
Net asset value - beginning                  15.70        15.97        15.92        15.57        15.55
                                          --------     --------     --------     --------     --------

Net asset value - ending                  $  15.48     $  15.70     $  15.97     $  15.92     $  15.57
                                          ========     ========     ========     ========     ========

Weighted average shares                    883,525      883,525      883,525      883,525      883,525
                                          ========     ========     ========     ========     ========




7.    INTEREST INCOME

      The following details, by state, the interest income earned by the Company during the year ended July 31, 2000:



Alaska                                                               $  17,685
California                                                               2,700
Florida                                                                 68,653
Illinois                                                                51,372
Michigan *                                                             566,158
Nevada                                                                  12,381
Oregon                                                                   8,233
Texas                                                                   18,607
Washington                                                              31,000
                                                                      --------

Total                                                                $ 776,789
                                                                     =========



* Included in the Michigan total is $3,518 interest earned on a tax-exempt money market fund for the year ended July 31, 2000.

                                     ******